Employee Stock Ownership Plan (Narrative) (Details)	12 Months Ended
Sep. 30, 2016 shares
Share Based Arrangements To Obtain Goods And Services [Abstract]
Percentage of Company Contributions Are Allocated To Employee Stock Ownership Plan Participants	100.00%
Eligibility of Receiving Full Contribution Of Employee Stock Ownership Plan	3 years
Number of Common Stock Share held for ESOP plan	323,555